CONDENSED CONSOLIDATED BALANCE SHEETS (UNAUDITED) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Current Assets:
Cash and cash equivalents
Total assets	388,074
Current Liabilities:
Accrued expenses	53,529
Total current liabilities	371,603
Long-Term Liabilities:
Members’ (Deficit) Equity	16,471
Total liabilities and shareholder’s equity	388,074
Rubicon Technologies, LLC and Subsidiaries [Member]
Current Assets:
Cash and cash equivalents		$ 6,021,000	$ 17,666,000
Accounts receivable, net		45,019,000	39,567,000
Contract assets		43,357,000	55,088,000
Prepaid expenses		4,290,000	5,632,000
Other current assets		2,224,000	1,223,000
Total Current Assets		100,911,000	119,176,000
Property and equipment, net		2,289,000	2,634,000
Operating right-of-use assets		3,884,000	4,600,000
Other noncurrent assets		5,535,000	5,925,000
Goodwill		32,132,000	32,132,000
Intangible assets, net		15,148,000	18,200,000
Total assets		159,899,000	182,667,000
Current Liabilities:
Accounts payable		41,915,000	26,816,000
Line of credit		29,373,000	35,951,000
Accrued expenses		48,990,000	49,853,000
Deferred compensation		1,079,000	808,000
Contract liabilities		3,993,000	2,880,000
Operating lease liabilities, current		1,412,000	1,181,000
Current portion of long-term debt, net of debt issuance costs		680,000	1,063,000
Total current liabilities		127,442,000	118,552,000
Long-Term Liabilities:
Operating lease liabilities, noncurrent		4,555,000	5,962,000
Long-term debt, net of debt issuance costs		47,024,000	18,048,000
Other long-term liabilities		167,000	135,000
Total Long-Term Liabilities		53,643,000	27,186,000
Total Liabilities		181,085,000	145,738,000
Members’ (Deficit) Equity		(21,186,000)	36,929,000
Total liabilities and shareholder’s equity		159,899,000	182,667,000
Rubicon Technologies, LLC and Subsidiaries [Member] | Rubicon [Member]
Current Assets:
Cash and cash equivalents	7,638,000	6,021,000
Accounts receivable, net	47,649,000	45,019,000
Contract assets	55,176,000	43,357,000
Prepaid expenses	5,700,000	4,290,000
Other current assets	2,369,000	2,224,000
Total Current Assets	118,532,000	100,911,000
Property and equipment, net	2,451,000	2,289,000
Operating right-of-use assets	3,251,000	3,884,000
Other noncurrent assets	4,222,000	5,535,000
Goodwill	32,132,000	32,132,000
Intangible assets, net	12,967,000	15,148,000
Total assets	173,555,000	159,899,000
Current Liabilities:
Accounts payable	53,688,000	41,915,000
Line of credit	25,000,000	29,373,000
Accrued expenses	54,685,000	48,990,000	49,853,000
Deferred compensation	3,986,000	1,079,000
Contract liabilities	3,595,000	3,993,000
Operating lease liabilities, current	1,612,000	1,412,000
Current portion of long-term debt, net of debt issuance costs	5,174,000	680,000
Total current liabilities	147,740,000	127,442,000
Long-Term Liabilities:
Deferred income taxes	891,000	1,897,000
Operating lease liabilities, noncurrent	3,359,000	4,555,000
Long-term debt, net of debt issuance costs	52,291,000	47,024,000	18,048,000
Other long-term liabilities	315,000	167,000
Total Long-Term Liabilities	56,856,000	53,643,000
Total Liabilities	204,596,000	181,085,000
Members’ (Deficit) Equity	(31,041,000)	(21,186,000)	$ 36,929,000
Total liabilities and shareholder’s equity	$ 173,555,000	$ 159,899,000